UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  J. Michael Barron
                           Title:  Chief Executive Officer
                           Phone:  (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 12, 2005
-----------------------------    ----------------------    -----------------
     J. Michael Barron           City, State               Date


                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $327,976 (thousands)

List of Other Included Managers: NONE





















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

                           FORM 13F INFORMATION TABLE

FORM 13-F 6/30/04
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                           FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------ ---- ---- ------- -------- ------------ ------  ----
3Com Corporation               COM        885535104    11562 1849999.0000  SH        SOLE            1849999.0000
                                                         319   51000.0000  SH       OTHER              51000.0000
Accenture Ltd.                 COM        G1150G111    14308  520660.0000  SH        SOLE             520660.0000
                                                         228    8300.0000  SH       OTHER               8300.0000
Biomet Inc.                    COM        090613100    13088  294501.0000  SH        SOLE             294501.0000
                                                         327    7350.0000  SH       OTHER               7350.0000
Bristol-Myers Squibb           COM        110122108     1846   75350.0000  SH       OTHER              75350.0000
Celgene Corp.                  COM        151020104    11444  199860.0000  SH        SOLE             199860.0000
                                                         213    3715.0000  SH       OTHER               3715.0000
Cendant Corporation            COM        151313103    11880  485292.0000  SH        SOLE             485292.0000
                                                         257   10500.0000  SH       OTHER              10500.0000
Cephalon Inc.                  COM        156708109      810   15000.0000  SH        SOLE              15000.0000
Chesapeake Energy              COM        165167107    16332 1109493.0000  SH        SOLE            1109493.0000
                                                         729   49500.0000  SH       OTHER              49500.0000
Comcast Cl A Special           COM        20030N200    12744  461568.0000  SH        SOLE             461568.0000
                                                         309   11200.0000  SH       OTHER              11200.0000
Computer Sciences Cor          COM        205363104    11501  247696.0000  SH        SOLE             247696.0000
                                                         183    3950.0000  SH       OTHER               3950.0000
ConocoPhillips                 COM        20825C104    10638  139448.0000  SH        SOLE             139448.0000
                                                         273    3575.0000  SH       OTHER               3575.0000
Covance Inc.                   COM        222816100    10274  266295.0000  SH        SOLE             266295.0000
                                                         174    4500.0000  SH       OTHER               4500.0000
Danaher Corporation            COM        235851102    10864  209520.0000  SH        SOLE             209520.0000
                                                         259    4995.0000  SH       OTHER               4995.0000
Dillards Inc cl A              COM        254067101     8367  375215.0000  SH        SOLE             375215.0000
                                                         310   13905.0000  SH       OTHER              13905.0000
Dun & Bradstreet Corp.         COM        26483E100    10587  196377.0000  SH        SOLE             196377.0000
                                                         189    3500.0000  SH       OTHER               3500.0000
Edwards Lifesciences           COM        28176E108    11512  330321.0000  SH        SOLE             330321.0000
                                                         321    9200.0000  SH       OTHER               9200.0000
El Paso Corp                   COM        28336L109      118   15000.0000  SH        SOLE              15000.0000
Freeport Mc cl B               COM        35671D857    13357  402936.0000  SH        SOLE             402936.0000
                                                         317    9550.0000  SH       OTHER               9550.0000
IAC/InterActive Corp           COM        44919P102    10754  356809.0000  SH        SOLE             356809.0000
                                                         228    7550.0000  SH       OTHER               7550.0000
IDEXX Laboratories             COM        45168D104    10411  165411.0000  SH        SOLE             165411.0000
                                                         368    5850.0000  SH       OTHER               5850.0000
IDT Corp Pfd B                 COM        448947309     2511  136150.0000  SH        SOLE             136150.0000
IDT {IDTC}                     COM        448947101     8881  492560.0000  SH        SOLE             492560.0000
                                                         311   17250.0000  SH       OTHER              17250.0000
Illumina Inc                   COM        452327109      381   60000.0000  SH        SOLE              60000.0000
Lockheed Martin Corp.          COM        539830109    10538  202338.0000  SH        SOLE             202338.0000
                                                         115    2200.0000  SH       OTHER               2200.0000
McKesson Corp                  COM        58155Q103    13120  382180.0000  SH        SOLE             382180.0000
                                                         259    7550.0000  SH       OTHER               7550.0000
Northrop Grumman Corp          COM        666807102    10307  191930.0000  SH        SOLE             191930.0000
                                                         129    2400.0000  SH       OTHER               2400.0000
Pharmaceut. Product Dev.       COM        717124101     8307  261460.0000  SH        SOLE             261460.0000
                                                         143    4500.0000  SH       OTHER               4500.0000
Rigel Pharmaceuticals Inc      COM        766559603      355   25000.0000  SH        SOLE              25000.0000
St. Joe Company                COM        790148100    16761  422201.0000  SH        SOLE             422201.0000
                                                         808   20350.0000  SH       OTHER              20350.0000
Suncor Energy                  COM        867229106    11098  433333.0000  SH        SOLE             433333.0000
                                                         342   13350.0000  SH       OTHER              13350.0000
Tesoro Corp                    COM        881609101     1104   40000.0000  SH        SOLE              40000.0000
Walgreen Company               COM        931422109     2209   61000.0000  SH       OTHER              61000.0000
Waters Corporation             COM        941848103      478   10000.0000  SH        SOLE              10000.0000
Wright Medical Grp             COM        98235T107      628   17650.0000  SH        SOLE              17650.0000
Wyeth                          COM        983024100     5822  161000.0000  SH       OTHER             161000.0000
XTO Energy Inc.                COM        98385X106    12514  420083.0000  SH        SOLE             420083.0000
                                                         204    6850.0000  SH       OTHER               6850.0000
Zimmer Holdings Inc.           COM        98956P102    12192  138229.0000  SH        SOLE             138229.0000
                                                        1063   12050.0000  SH       OTHER              12050.0000

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